Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Contract liabilities	₩ 202,967	₩ 260,596
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	18,397	22,026
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	12,699	16,709
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	118,525	106,916
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	53,346	₩ 84,348
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	166,436
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	18,397
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	10,650
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	91,143
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	46,246
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	16,208
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,399
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	11,981
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	2,828
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	20,323
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	650
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	15,401
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 4,272